Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as determined under Securities and Exchange Commission rules) and certain financial performance of the Company.
Pay Versus Performance Table
Year	SCT Total for CEO	Compensation Actually Paid to CEO(1)	Average SCT Total for Other NEOs	Average Compensation Actually Paid to Other NEOs(1)	Value of $100 Initial Fixed Investment Based on TSR(2)	Value of $100 Initial Fixed Investment Based on 10-K Peer Group TSR(3)	Net Income ($000’s)	Company Selected Measure – Core Earnings Per Share(4)
2022	$2,494,467	$2,234,208	$1,272,385	$1,162,227	$101	$98	$128,311	$2.35
2021	$2,116,540	$3,053,103	$1,096,599	$1,630,556	$107	$114	$123,449	$2.45
2020	$2,443,872	$2,009,636	$1,268,627	$1,163,770	$82	$86	$100,344	$1.98

(1)
Amounts represent executive compensation actually paid to our CEO and the average executive compensation actually paid to our remaining NEOs for the relevant fiscal year. Executive compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2022	2021	2020
Summary Compensation for CEO Van A. Dukeman	$2,494,467	$2,116,540	$2,443,872
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	$(857,155)	$(840,813)	$(845,430)
Addition for the Fair Value of Equity Awards Granted and Related Dividend Equivalents during the year that Remain Outstanding and Unvested as of Year-End	$938,801	$905,304	$1,063,782
Addition for the Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End and Related Dividend Equivalents	$(266,899)	$807,199	$(469,722)
Addition for the Change in Fair Value of Awards Granted in Prior Years that Vested during year and Dividends Paid	$(75,006)	$64,873	$(182,866)
Compensation Actually Paid to CEO	$2,234,208	$3,053,103	$2,009,636
	2022	2021	2020
Average Summary Compensation for NEOs	$1,272,385	$1,096,599	$1,268,627
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	$(403,363)	$(395,677)	$(397,854)
Addition for the Fair Value of Equity Awards Granted and Related Dividend Equivalents during the year that Remain Outstanding and Unvested as of Year-End	$441,771	$585,440	$500,608
Addition for the Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End and Related Dividend Equivalents	$(111,103)	$325,559	$(165,384)
Addition for the Change in Fair Value of Awards Granted in Prior Years that Vested during year and Dividends Paid	$(37,463)	$18,635	$(42,227)
Average Compensation Actually Paid to NEOs	$1,162,227	$1,630,556	$1,163,770
NEOs included in Average Summary Compensation and average compensation actually paid
Robin N. Elliott Jeffrey D. Jones Amy L. Randolph John J. Powers

(2)
Based on initial investment of  $100 as of December 31, 2019.

(3)
Based on initial investment of  $100 as of December 31, 2019 and a cumulative Total Shareholder Return of First Busey & S&P U.S. BMI Banks — Midwest Region.

(4)
Core Earnings Per Share is the same as adjusted diluted earnings per share, a non-GAAP financial measure — see Non-GAAP Financial Information in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.

Company Selected Measure Name	Core Earnings Per Share
Named Executive Officers, Footnote [Text Block]	Robin N. Elliott Jeffrey D. Jones Amy L. Randolph John J. Powers
Peer Group Issuers, Footnote [Text Block]
(2)
Based on initial investment of  $100 as of December 31, 2019.

(3)
Based on initial investment of  $100 as of December 31, 2019 and a cumulative Total Shareholder Return of First Busey & S&P U.S. BMI Banks — Midwest Region.

PEO Total Compensation Amount	$ 2,494,467	$ 2,116,540	$ 2,443,872
PEO Actually Paid Compensation Amount	$ 2,234,208	3,053,103	2,009,636
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Amounts represent executive compensation actually paid to our CEO and the average executive compensation actually paid to our remaining NEOs for the relevant fiscal year. Executive compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2022	2021	2020
Summary Compensation for CEO Van A. Dukeman	$2,494,467	$2,116,540	$2,443,872
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	$(857,155)	$(840,813)	$(845,430)
Addition for the Fair Value of Equity Awards Granted and Related Dividend Equivalents during the year that Remain Outstanding and Unvested as of Year-End	$938,801	$905,304	$1,063,782
Addition for the Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End and Related Dividend Equivalents	$(266,899)	$807,199	$(469,722)
Addition for the Change in Fair Value of Awards Granted in Prior Years that Vested during year and Dividends Paid	$(75,006)	$64,873	$(182,866)
Compensation Actually Paid to CEO	$2,234,208	$3,053,103	$2,009,636

Non-PEO NEO Average Total Compensation Amount	$ 1,272,385	1,096,599	1,268,627
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,162,227	1,630,556	1,163,770
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1)
Amounts represent executive compensation actually paid to our CEO and the average executive compensation actually paid to our remaining NEOs for the relevant fiscal year. Executive compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:
2022

2021

2020

Average Summary Compensation
for NEOs
$1,272,385$1,096,599$1,268,627
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table
$(403,363)$(395,677)$(397,854)
Addition for the Fair Value of Equity Awards Granted and Related Dividend Equivalents during the year that Remain Outstanding and Unvested as of Year-End
$441,771$585,440$500,608
Addition for the Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End and Related Dividend Equivalents
$(111,103)$325,559$(165,384)
Addition for the Change in Fair Value of Awards Granted in Prior Years that Vested during year and Dividends Paid
$(37,463)$18,635$(42,227)
Average Compensation Actually Paid to NEOs
	$1,162,227$1,630,556$1,163,770
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:
•
Core Earnings Per Share

•
Asset Quality Ratio

•
Core Return on average Tangible Common Equity

•
Relative Total Shareholder Return

•
Non-Bank Revenue

•
Net Promoter Score

•
Gallup Engagement Score

Total Shareholder Return Amount	$ 101	107	82
Peer Group Total Shareholder Return Amount	98	114	86
Net Income (Loss)	$ 128,311,000	$ 123,449,000	$ 100,344,000
Company Selected Measure Amount	2.35	2.45	1.98
PEO Name	Van A. Dukeman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core Earnings Per Share
Non-GAAP Measure Description [Text Block]
(4)
Core Earnings Per Share is the same as adjusted diluted earnings per share, a non-GAAP financial measure — see Non-GAAP Financial Information in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Asset Quality Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Core Return on average Tangible Common Equity
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Non-Bank Revenue
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Net Promoter Score
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Gallup Engagement Score
PEO [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (857,155)	$ (840,813)	$ (845,430)
PEO [Member] | Fair Value of Equity Awards Granted and Related Dividend Equivalents During the Year that Remain Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	938,801	905,304	1,063,782
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End and Related Dividend Equivalents [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(266,899)	807,199	(469,722)
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested During Year and Dividends Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(75,006)	64,873	(182,866)
Non-PEO NEO [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(403,363)	(395,677)	(397,854)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted and Related Dividend Equivalents During the Year that Remain Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	441,771	585,440	500,608
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End and Related Dividend Equivalents [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(111,103)	325,559	(165,384)
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested During Year and Dividends Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (37,463)	$ 18,635	$ (42,227)